Acquisitions - Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Book value at acquisition £m
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 1.2	£ 0.0
Right-of-use assets		36.6
Property, plant and equipment	1.3	4.0
Cash and cash equivalents		(2.3)
Cash and cash equivalents	38.8
Trade receivables due within one year	27.0	40.0
Other current assets	13.1	5.9
Total assets	81.4	84.2
Current liabilities	(49.4)	(28.5)
Trade and other payables due after one year	(10.3)	(2.3)
Deferred tax liabilities	(0.1)	0.0
Long-term lease liabilities	(0.1)	(34.2)
Provisions	(0.1)
Total liabilities	(60.0)	(65.0)
Net assets	21.4	19.2
Fair value adjustments £m
Disclosure of detailed information about business combination [line items]
Intangible assets	46.5	97.7
Right-of-use assets		(3.4)
Property, plant and equipment	0.0	0.0
Cash and cash equivalents		0.0
Cash and cash equivalents	0.0
Trade receivables due within one year	0.0	0.0
Other current assets	1.1	0.9
Total assets	47.6	95.2
Current liabilities	(5.3)	(0.3)
Trade and other payables due after one year	(27.3)	(5.8)
Deferred tax liabilities	(12.4)	(22.5)
Long-term lease liabilities	0.0	0.0
Provisions	(1.2)
Total liabilities	(46.2)	(28.6)
Net assets	1.4	66.6
Fair value to Group £m
Disclosure of detailed information about business combination [line items]
Intangible assets	47.7	97.7
Right-of-use assets		33.2
Property, plant and equipment	1.3	4.0
Cash and cash equivalents		(2.3)
Cash and cash equivalents	38.8
Trade receivables due within one year	27.0	40.0
Other current assets	14.2	6.8
Total assets	129.0	179.4
Current liabilities	(54.7)	(28.8)
Trade and other payables due after one year	(37.6)	(8.1)
Deferred tax liabilities	(12.5)	(22.5)
Long-term lease liabilities	(0.1)	(34.2)
Provisions	(1.3)
Total liabilities	(106.2)	(93.6)
Net assets	22.8	85.8
Non-controlling interests	(2.1)	(3.0)
Fair value of equity stake in associate undertakings before acquisition of controlling interest	(9.0)
Goodwill	249.3	331.9
Consideration	261.0	414.7
Consideration satisfied by:
Cash	218.3	225.9
Equity instruments of subsidiary company		110.8
Payments due to vendors	£ 42.7	£ 78.0